Tax matters - Deferred tax assets and liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred tax assets and liabilities
Opening balance	$ (14,506)
Recognised in P&L	20,928
Impairment of deferred tax assets	(37,660)
Reclassifications	(580)
Exchange Differences	2,878
Closing balance	(27,781)
Spain
Deferred tax assets and liabilities
Write-off of deferred tax assets during the period	18,896
France
Deferred tax assets and liabilities
Write-off of deferred tax assets during the period	15,826
South Africa
Deferred tax assets and liabilities
Write-off of deferred tax assets during the period	1,044
Argentina
Deferred tax assets and liabilities
Write-off of deferred tax assets during the period	1,894
Intangible assets
Deferred tax assets and liabilities
Opening balance	(414)
Recognised in P&L	(44)
Exchange Differences	0
Closing balance	(458)
Biological assets
Deferred tax assets and liabilities
Opening balance	(1)
Closing balance	(1)
Provisions
Deferred tax assets and liabilities
Opening balance	15,928
Recognised in P&L	2,757
Impairment of deferred tax assets	(3,357)
Reclassifications	1,655
Exchange Differences	562
Closing balance	14,235
Property, plant & equipment
Deferred tax assets and liabilities
Opening balance	(64,697)
Recognised in P&L	16,094
Impairment of deferred tax assets	(219)
Reclassifications	(434)
Exchange Differences	125
Closing balance	(48,263)
Inventories
Deferred tax assets and liabilities
Opening balance	(2,542)
Recognised in P&L	639
Reclassifications	(1,993)
Exchange Differences	(26)
Closing balance	64
Hedging instruments
Deferred tax assets and liabilities
Exchange Differences	0
Closing balance	0
Tax losses
Deferred tax assets and liabilities
Opening balance	41,728
Recognised in P&L	(1,073)
Impairment of deferred tax assets	(33,162)
Reclassifications	154
Exchange Differences	2,187
Closing balance	9,525
Incentives and credits
Deferred tax assets and liabilities
Opening balance	2,139
Impairment of deferred tax assets	(921)
Reclassifications	(169)
Exchange Differences	40
Closing balance	1,426
Partnership Interest
Deferred tax assets and liabilities
Opening balance	(9,890)
Recognised in P&L	1,647
Reclassifications	740
Closing balance	(8,983)
Other
Deferred tax assets and liabilities
Opening balance	3,243
Recognised in P&L	909
Reclassifications	(533)
Exchange Differences	(10)
Closing balance	$ 4,674